Risk and Capital Management - Summary of Financial Assets Individually Evaluated Classified by Rating (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets individually evaluated classified by rating[Abstract]
Derivatives	R$ 69,045	R$ 76,504